Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management fees and related expenses	$ 0.3	$ 0.3	$ 0.6	$ 0.6	$ 1.1	$ 1.1	$ 1.1
Management fees in connection with refinancing				2.3	2.3
Management Services Agreement					The Company is part of a Management Services Agreement with Saw Mill Capital LLC (“Saw Mill”) and Falcon Investment Advisors, LLC (“FIA”, together with Saw Mill, the “Service Providers”), affiliates of the Company’s majority shareholders. Such agreement specifies certain services to be performed for the Company and shall remain in effect for up to ten years or until the occurrence of a defined event or agreement to terminate. Under terms of the agreement, the Company shall pay to the Service Providers a quarterly management fee equal to the lesser of $0.25 million (subject to an annual increase of 3% on each anniversary date of the agreement) or an amount equal to 2.25% of the twelve month trailing earnings before interest, taxes, depreciation and amortization (“EBITDA”) divided by four. During the term of such agreement, the Service Providers shall also be entitled to receive from the Company a transaction fee in connection with the consummation by the Company of each material, as defined, acquisition, divestiture, or refinancing, in an amount ranging from $0.15 million to $0.25 million or from 0.75% to 1.0% of defined transaction value. In addition, the Service Providers shall be entitled to receive from the Company a transaction fee in connection with the sale of the Company in an amount equal to 1% of a defined value if that defined value is in excess of a defined amount.
Morton Manufacturing Company
Related Party Transaction [Line Items]
Management fees and related expenses							0.5
Saw Mill
Related Party Transaction [Line Items]
Total fees payable ratio as a percentage					75.00%
FIA
Related Party Transaction [Line Items]
Total fees payable ratio as a percentage					25.00%
Others Services
Related Party Transaction [Line Items]
Management fees and related expenses						$ 0.1